Going Concern	12 Months Ended
Dec. 31, 2023
Going Concern [Abstract]
Going Concern
3.	Going Concern:

At December 31, 2023, the Company had a working capital deficit of $2,639 which included an amount of $6,615 relating to pre-collected revenue and is included in Unearned revenue in the accompanying consolidated balance sheets. This amount represents a current liability that does not require future cash settlement. For the year ended December 31, 2023 realized a net income of $6,066 and generated cash flow from operations of $28,933.

In the Company’s opinion, the Company will be able to finance its working capital deficit in the next 12 months with cash on hand and operational cash flow and hence the Company believes it has the ability to continue as a going concern and finance its obligations as they come due via cash from operations over the next twelve months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.